UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

THE THIRTY-EIGHT HUNDRED FUND, LLC

3800 Howard Hughes Parkway, Suite 900

605 Third Avenue, 2nd Floor

Las Vegas, NV 89169-0925

under the

Investment Company Act of 1940

Investment Company Act file number: 811-22158

The Thirty-Eight Hundred Fund, LLC (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below, in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1) Title of class of securities of the Fund to be redeemed:

$194,200,000 Floating Rate Notes due 2012 (the “Notes”).

(2) Date on which the Notes are to be redeemed:

July 6, 2012 (the “Redemption Date”).

(3) Applicable provisions of the governing instrument pursuant to which the Notes are to be redeemed:

The Notes are to be redeemed pursuant to the provisions set forth in Section 10 of the terms of the Notes.

(4) The principal amount or number of shares and the basis upon which the Notes to be redeemed are to be selected:

The Fund intends to redeem all of its outstanding Notes.

* * *

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned in the City of Las Vegas and the State of Nevada on this 4th day of June, 2012.

THE THIRTY-EIGHT HUNDRED FUND, LLC

By:	/s/ Joseph R. York
Name:	Joseph R. York
Title:	Chief Executive Officer